Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 03, 2020
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 03, 2020
Prospectus Date	rr_ProspectusDate	Jun. 03, 2020
Catalyst/Teza Algorithmic Allocation Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catalyst/Teza Algorithmic Allocation Income Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/Teza Algorithmic Allocation Income Fund Class A: TEZAX Class C: TEZCX Class I: TEZIX (the “Fund”)

June 3, 2020

The following information supplements certain information contained in the Prospectus for the Fund dated December 25, 2019, as supplemented, and should be read in conjunction with such Prospectus.

____________________________________________________________________

Effective immediately, the first three paragraphs under the section of the Fund’s Prospectus entitled “FUND SUMMARY: CATALYST/TEZA ALGORITHMIC ALLOCATION INCOME FUND – Principal Investment Strategies” are replaced with the following:

The Fund provides exposure to major global asset classes including equity indexes, government bond interest rates, volatility (exposure to Cboe Volatility Index®), foreign currencies and commodities, including energy, precious metals, base metals, agriculturals and grains. The Fund gains exposure to these asset classes by investing directly or indirectly through its Subsidiary (as described below) in futures contracts and ETFs. Investments by the Fund may be made in domestic and foreign markets, including emerging markets. The Fund also holds a large portion of its assets in cash or other cash equivalents, money market mutual funds and other fixed income investments, some or all of which will serve as margin or collateral for the Fund’s investments. Other fixed income investments include investment grade short- and mid-term fixed income securities, including U.S. federal, state and municipal government securities, corporate bonds and ETFs that provide exposure to investment-grade fixed income securities.

The Fund will hold both long and short positions. The Fund’s sub-advisor, Teza Capital Management LLC (the “Sub-Advisor”), uses a quantitative and systematic trading strategy based on algorithmic machine learning technology to manage the Fund. The Fund generally holds long positions in equity index, volatility and government bond interest rate futures to achieve its long-term target risk exposure.  However, based on proprietary risk-scaling tools and in response to market conditions, the strategy can dynamically reduce the Fund’s exposure to equity index, volatility and government bond interest rate futures, and in certain circumstances have short positions in and short exposure to such products.  The commodities portion of the strategy invests in long or short positions in commodities futures contracts.

The Sub-Advisor’s trading strategy rebalances the Fund’s positions and risk exposure, generally on a daily basis in response to certain market conditions, such as strong positive correlation between stocks and bonds or changes in that correlation. The strategy dynamically adjusts the overall risk exposure of the portfolio based upon the quantitative analysis of contemporaneous asset class correlations derived from pricing data collected by the Sub-Advisor. The Fund’s strategy is intended as improvement upon static risk models which are rebalanced less frequently and, as a result, may deliver less consistent levels of risk exposure.

The following “Short Position Risk” is added as a principal investment risk of the Fund under the sections of the Fund’s Prospectus entitled “FUND SUMMARY: CATALYST/TEZA ALGORITHMIC ALLOCATION INCOME FUND – Principal Risk of Investing in the Fund” and “ADDITIONAL INFORMATION REGARDING THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL AND NON-PRINCIPAL INVESTMENT RISKS”:

“Short Position Risk: The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is potentially large. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.”

The second though fifth paragraphs under the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION REGARDING THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” are replaced with the following:

The Fund provides exposure to major global asset classes including equity indexes, government bond interest rates, volatility (exposure to Cboe Volatility Index®), foreign currencies and commodities, including energy, precious metals, base metals, agriculturals and grains. The Fund gains exposure to these asset classes by investing directly or indirectly through its Subsidiary (as described below) in futures contracts or ETFs. Investments by the Fund may be made in domestic and foreign markets, including emerging markets. The Fund holds a large portion of its assets in cash or other cash equivalents, money market mutual funds and other fixed income investments, some or all of which will serve as margin or collateral for the Fund’s investments. Other fixed income investments include investment grade short- and mid-term fixed income securities, including U.S. federal, state and municipal government securities, corporate bonds and ETFs that provide exposure to investment-grade fixed income securities.

The Fund will hold both long and short positions, although the Fund’s holdings are generally expected to be long-biased. The Fund’s sub-advisor, Teza Capital Management LLC (the “Sub-Advisor”), uses a quantitative and systematic trading strategy. The Sub-Advisor developed the strategy using a scientific and process-oriented approach to analyzing market information and risk metrics. This approach included the testing and back-testing of hypotheses about relevant market factors, signals and statistical techniques, proposed models, algorithms and risk management methodologies, among other factors. The strategy follows a systematic investment process, utilizing algorithmic machine learning technology and executing trades based on the price of the relevant underlying instruments as well as on other fundamental (non-price) and proprietary quantitative signals.

The Fund generally holds long positions in equity index, volatility and government bond interest rate futures to achieve its long-term target risk exposure. However, based on proprietary risk-scaling tools and in response to market conditions, the strategy can dynamically reduce the Fund’s exposure to stock index, volatility and government bond interest rate futures, and in certain circumstances the Fund can have short positions in and short exposure to such products. The commodities portion of the strategy invests in long or short positions in commodities futures contracts.

The Sub-Advisor’s trading strategy rebalances the Fund’s positions and risk exposure, generally on a daily basis, in response to certain market conditions, such as strong positive correlation between stocks and bonds or changes in that correlation. The strategy dynamically adjusts the overall risk exposure of the portfolio. These adjustments are based upon the quantitative analysis of contemporaneous asset class correlations derived from pricing data collected by the Sub-Advisor. The Fund’s strategy is intended as improvement upon static risk models, which are rebalanced less frequently and, as a result, may deliver less consistent levels of risk exposure.

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.